Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) uS_Dollar_Per_Share	Dec. 31, 2023 USD ($) uS_Dollar_Per_Share	Dec. 31, 2022 USD ($) uS_Dollar_Per_Share	Dec. 31, 2021 USD ($) uS_Dollar_Per_Share	Dec. 31, 2020 USD ($) uS_Dollar_Per_Share
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Mr. Cordani ($)	Compensation Actually Paid to Mr. Cordani(1) ($)	Average Summary Compensation Table Total for NEOs (other than Mr. Cordani)(2) ($)	Average Compensation Actually Paid to NEOs (other than Mr. Cordani)(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (in millions) ($)	Company-Selected Measure: Adjusted Income from Operations, per Share(5) ($)
Fiscal Year					Company TSR ($)	Peer Group TSR(3) ($)
	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	23,251,096	18,908,473	8,072,936	6,681,678	144.66	146.87	3,434	27.33
2023	21,047,255	8,072,673	6,801,329	3,510,666	154.34	143.18	5,164	25.09
2022	20,965,504	57,388,994	6,346,552	15,496,862	167.71	140.29	6,704	23.36
2021	19,872,266	15,448,906	7,164,215	5,229,367	114.34	143.09	5,370	20.48
2020	19,929,493	15,682,639	7,075,762	5,911,392	101.83	113.45	8,458	18.45

Company Selected Measure Name	adjusted income from operations, per share
Named Executive Officers, Footnote	The NEOs represented in columns (d) and (e) for each year reported are as follows:
2024: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2023: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2022: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2021: Brian C. Evanko, Nicole S. Jones, Eric P. Palmer. Timothy Wentworth, and Matthew Manders
2020: Nicole S. Jones, Eric P. Palmer. Timothy Wentworth, and Matthew Manders

Peer Group Issuers, Footnote	Peer Group reflects published data for the S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 23,251,096	$ 21,047,255	$ 20,965,504	$ 19,872,266	$ 19,929,493
PEO Actually Paid Compensation Amount	$ 18,908,473	8,072,673	57,388,994	15,448,906	15,682,639
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, certain amounts are deducted from, or added to, the Total column of the Summary Compensation Table to determine Compensation Actually Paid for 2024.

	Summary Compensation Table Total ($)	Stock Award Deductions from Summary Compensation Table Total(i) ($)	Change in Pension Present Value Deduction from Summary Compensation Table Total(ii) ($)	Stock Award Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)

David M. Cordani	23,251,096	(18,554,163)	(31,059)	14,242,599	18,908,473
Average Non-PEO NEOs	8,072,936	(5,722,442)	(262)	4,331,446	6,681,678
(i)Represents the grant date fair value of equity-based awards granted in 2024.
(ii)Represents the change in the actuarial present value of the accumulated benefits under defined benefit and pension plans reported in the Summary Compensation Table. The Cigna Pension Plan, Cigna Supplemental Pension Plan, and Cigna Supplemental Pension Plan of 2005 are frozen, and there were not additional service costs or any impact on prior-year benefits related to the pension plans during 2024.
(iii)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid, as follows:

Mr. Cordani’s Compensation Actually Paid Equity Valuation for 2024

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2024 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2024 ($)	Change in Fair Value of Awards that Vested in 2024 ($)	Fair Value of Awards Forfeited or Cancelled in 2024 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	1,919,611	(931,482)	1,742,956	0	2,731,085
Restricted Stock	2,741,242	(268,088)	458,802	0	2,931,956
Strategic Perf Shares	8,480,334	(741,282)	840,506	0	8,579,558
Total	13,141,187	(1,940,852)	3,042,264	0	14,242,599
Average non-PEO NEOs Compensation Actually Paid Equity Valuation for 2024

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2024 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2024 ($)	Change in Fair Value of Awards that Vested in 2024 ($)	Fair Value of Awards Forfeited or Cancelled in 2024 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	752,567	(326,001)	522,705	0	949,271
Restricted Stock	1,074,737	(94,021)	140,752	0	1,121,468
Strategic Perf Shares	2,216,477	(164,090)	208,320	0	2,260,707
Total	4,043,781	(584,112)	871,777	0	4,331,446

Non-PEO NEO Average Total Compensation Amount	$ 8,072,936	6,801,329	6,346,552	7,164,215	7,075,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,681,678	3,510,666	15,496,862	5,229,367	5,911,392
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, certain amounts are deducted from, or added to, the Total column of the Summary Compensation Table to determine Compensation Actually Paid for 2024.

	Summary Compensation Table Total ($)	Stock Award Deductions from Summary Compensation Table Total(i) ($)	Change in Pension Present Value Deduction from Summary Compensation Table Total(ii) ($)	Stock Award Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)

David M. Cordani	23,251,096	(18,554,163)	(31,059)	14,242,599	18,908,473
Average Non-PEO NEOs	8,072,936	(5,722,442)	(262)	4,331,446	6,681,678
(i)Represents the grant date fair value of equity-based awards granted in 2024.
(ii)Represents the change in the actuarial present value of the accumulated benefits under defined benefit and pension plans reported in the Summary Compensation Table. The Cigna Pension Plan, Cigna Supplemental Pension Plan, and Cigna Supplemental Pension Plan of 2005 are frozen, and there were not additional service costs or any impact on prior-year benefits related to the pension plans during 2024.
(iii)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid, as follows:

Mr. Cordani’s Compensation Actually Paid Equity Valuation for 2024

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2024 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2024 ($)	Change in Fair Value of Awards that Vested in 2024 ($)	Fair Value of Awards Forfeited or Cancelled in 2024 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	1,919,611	(931,482)	1,742,956	0	2,731,085
Restricted Stock	2,741,242	(268,088)	458,802	0	2,931,956
Strategic Perf Shares	8,480,334	(741,282)	840,506	0	8,579,558
Total	13,141,187	(1,940,852)	3,042,264	0	14,242,599
Average non-PEO NEOs Compensation Actually Paid Equity Valuation for 2024

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2024 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2024 ($)	Change in Fair Value of Awards that Vested in 2024 ($)	Fair Value of Awards Forfeited or Cancelled in 2024 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	752,567	(326,001)	522,705	0	949,271
Restricted Stock	1,074,737	(94,021)	140,752	0	1,121,468
Strategic Perf Shares	2,216,477	(164,090)	208,320	0	2,260,707
Total	4,043,781	(584,112)	871,777	0	4,331,446

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR and Peer Group TSR
Over the five-year period (2020–2024), the Company’s cumulative TSR grew 44.7%. Over the same period, cumulative TSR for the S&P 500 Health Care Index grew 46.9%. Over this same period, Compensation Actually Paid for the PEO and the average across the non-PEO NEOs grew by 20.6% and 13.0%, respectively. Over the five-year period, Mr. Cordani’s and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR as compared to the S&P 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group as described in the Compensation Discussion & Analysis within the section titled “Executive Compensation Policies and Practices.”
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2024, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

*Assumes that the value of the investment in The Cigna Group common stock and each index was $100 on December 31, 2019 and that all dividends were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
Over the five-year period (2020–2024), the Company’s net income decreased by approximately 59%. The 2020 net income included an after-tax gain of $3.2 billion from the sale of the Group Disability and Life business in 2020, while the 2024 net income was negatively impacted by an after-tax investment loss of $2.7 billion related to the impairment of VillageMD equity securities in 2024. Over this same period, Compensation Actually Paid for the PEO and the average across the non-PEO NEOs grew by 20.6% and 13.0%, respectively. This is due to the following:
•the significant emphasis the Company places on equity incentives, which are more sensitive to absolute stock price performance and stock price performance relative to peers; and
	•the fact that the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts. Instead, adjusted income from operations and adjusted income from operations, per share have been the Company’s income measures of performance in its incentive plans and the Company’s most important performance measures for determining compensation.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted Income from Operations per Share
	Over the five-year period (2020–2024), the Company’s adjusted income from operations, per share grew 48.1%. Over this same period, Compensation Actually Paid for the PEO and the average across the non-PEO NEOs grew by 20.6% and 13.0%, respectively. Similar to the discussion of the relationship between Compensation Actually Paid and Company/Peer Group TSR above, Mr. Cordani and other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s adjusted income from operations, per share results over the five-year reporting period. Long-term goals tied to adjusted income from operations, per share account for 50% of each SPS award’s total payout. Final results for adjusted income from operations, per share in years 2021, 2022, 2023, and 2024 relative to internal goals established at the beginning of each SPS award’s performance measurement period contributed to the Compensation Actually Paid values for Mr. Cordani and other NEOs seen in 2024.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company TSR and Peer Group TSR
Over the five-year period (2020–2024), the Company’s cumulative TSR grew 44.7%. Over the same period, cumulative TSR for the S&P 500 Health Care Index grew 46.9%. Over this same period, Compensation Actually Paid for the PEO and the average across the non-PEO NEOs grew by 20.6% and 13.0%, respectively. Over the five-year period, Mr. Cordani’s and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR as compared to the S&P 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group as described in the Compensation Discussion & Analysis within the section titled “Executive Compensation Policies and Practices.”
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2024, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

*Assumes that the value of the investment in The Cigna Group common stock and each index was $100 on December 31, 2019 and that all dividends were reinvested.

Total Shareholder Return Amount	$ 144.66	154.34	167.71	114.34	101.83
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 3,434,000,000	$ 5,164,000,000	$ 6,704,000,000	$ 5,370,000,000	$ 8,458,000,000
Company Selected Measure Amount | uS_Dollar_Per_Share	27.33	25.09	23.36	20.48	18.45
PEO Name	David M. Cordani
Additional 402(v) Disclosure	Reflects “Shareholders’ Net Income” per SEC requirements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Income from Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Expansion of Addressable Markets
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Income from Operations, per Share
Non-GAAP Measure Description	For purposes of this section, we have identified adjusted income from operations, per share as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2024. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A.
Measure:: 6
Pay vs Performance Disclosure
Name	Improving Affordability and Effectiveness
Measure:: 7
Pay vs Performance Disclosure
Name	Advancing Environmental, Social and Governance Initiatives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,059)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,554,163)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,242,599
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,141,187
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,940,852)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,042,264
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,919,611
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(931,482)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,742,956
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,731,085
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,741,242
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(268,088)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	458,802
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,931,956
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,480,334
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(741,282)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	840,506
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,579,558
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,722,442)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,331,446
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,043,781
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(584,112)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	871,777
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	752,567
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(326,001)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	522,705
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	949,271
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,074,737
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(94,021)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	140,752
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,121,468
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,216,477
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(164,090)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	208,320
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 2,260,707